Segment information - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	May 28, 2019 USD ($)	Jan. 29, 2018 USD ($)
Number of Operating Segments | segment	2
Line of Credit Facility, Maximum Borrowing Capacity	$ 385.0
Revolving credit facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	85.0
Revolving credit facility [Member] | Hoegh LNG [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 85.0	$ 85.0
$385 million facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385.0
Neptune and the Cape Ann
Equity Method Investment, Ownership Percentage	50.00%